RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Expected Benefit Payments) (Details) $ in Millions	Oct. 31, 2018 USD ($)
Domestic Plan [Member] | Pension Plan [Member]
Future benefit payments [Abstract]
2019	$ 39
2020	41
2021	46
2022	48
2023	52
2024 - 2028	275
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Future benefit payments [Abstract]
2019	18
2020	18
2021	17
2022	16
2023	16
2024 - 2028	71
Foreign Plan [Member] | Pension Plan [Member]
Future benefit payments [Abstract]
2019	32
2020	36
2021	39
2022	41
2023	44
2024 - 2028	$ 238